UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON FORM 13F FILED ON AUGUST 6, 1999 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON AUGUST 14, 2000.




Report for the Calendar Year or Quarter Ended:      June 30, 1999

Check here if Amendment [X]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      M.H. Davidson & Co., L.L.C.
Address:   885 Third Avenue Suite 3300
           New York, NY 10022



13F File Number:  28-4666

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Thomas L. Kempner Jr.
Title:   Member
Phone:   212-371-3966

Signature, Place, and Date of Signing:

  Thomas L. Kempner Jr.  New York  August 14, 2000


Report Type (Check only one.):

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      32

Form 13F Information Table Value Total:       493,256,000



List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- -------

ABACUS DIRECT                  CS               002553105    13789   150700 SH       SOLE                   150700
AMERITECH                      CS               030954101    57518   782560 SH       SOLE                   782560
AT&T CORP                      CS               001957109    36100   646814 SH       SOLE                   646814
COMSAT CORP                    CS               20564D107     8519   262115 SH       SOLE                   262115
CONSOLIDATED NATURAL GAS       CS               209615103    20989   345500 SH       SOLE                   345500
DOUBLECLICK                    CS               258609304    20644   225000 SH       SOLE                   225000
DUPONT                         CS               263534109    27352   400400 SH       SOLE                   400400
FIRST SECURITY                 CS               336294103     8118   298600 SH       SOLE                   298600
FRONTIER CORP                  CS               35906P105    11824   200400 SH       SOLE                   200400
GLOBAL CROSSING                CS               G3921A100     6636   154767 SH       SOLE                   154767
HONEYWELL                      CS               438506107     1275    11000 SH       SOLE                    11000
KING WORLD                     CS               495667107    20532   589800 SH       SOLE                   589800
LEVEL ONE COMMUNICATIONS       CS               527295109    37560   767500 SH       SOLE                   767500
MACMILLIAN BLOEDEL (US)        CS               554783209      661    36700 SH       SOLE                    36700
MEDIAONE                       CS               58440J104    25466   342401 SH       SOLE                   342401
MERCANTILE BANCORP             CS               587342106     1428    25000 SH       SOLE                    25000
METRO NETWORKS                 CS               591918107     3376    63400 SH       SOLE                    63400
METROMEDIA FIBER               CS               591689104    10988   300000 SH       SOLE                   300000
NALCO CHEMICAL                 CS               629853102    12956   250350 SH       SOLE                   250350
OUTDOOR SYSTEMS                CS               690057104    21185   580400 SH       SOLE                   580400
PENNZENERGY                    CS               70931Q109     7852   500500 SH       SOLE                   500500
PIONEER HI BRED                CS               723686101    31196   801183 SH       SOLE                   801183
RAYCHEM                        CS               754603108    23980   648101 SH       SOLE                   648101
RAYTHEON CLASS A               CS               755111309     1750    25500 SH       SOLE                    25500
REPUBLIC NY                    CS               760719104    39262   575800 SH       SOLE                   575800
SBARRO INC.                    CS               805844107     6571   242800 SH       SOLE                   242800
SKYTEL COMMUNICATIONS          CS               83087Q104    14197   684200 SH       SOLE                   684200
SOUTHDOWN INC                  CS               841297104      431     6706 SH       SOLE                     6706
TCA CABLE TV                   CS               872241104      244     4400 SH       SOLE                     4400
TELEBANC FINANCIAL             CS               87925R109    11641   300400 SH       SOLE                   300400
US West                        CS               91273H101     8813   150000 SH       SOLE                   150000
WABASH NATIONAL                CS               929566107      403    20805 SH       SOLE                    20805